NEWBUILDINGS (Details) $ in Thousands	1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended				14 Months Ended	37 Months Ended
	Feb. 28, 2022 vessel	Oct. 31, 2021 USD ($) vessel	Feb. 28, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel newbuilding	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($) vessel	Sep. 30, 2021 vessel	Mar. 31, 2015 newbuilding
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel				7
Additions to newbuildings						$ 152,460	$ 0	$ 0
Reduction of cost due to late delivery						2,500
Debt assumed									$ 285,200
Number of newbuildings under constructuion | newbuilding													25
Committed amount					$ 35,700
Net cash flows from sale of vessels						$ 54,012	$ 0	$ 0
Subsequent Event
Property, Plant and Equipment [Line Items]
Net cash flows from sale of vessels										$ 60,000
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | newbuilding						3
Technical supervision and other costs			$ 1,100
Dry Bulk Carriers | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Debt assumed			413,600								$ 413,600
Debt assumed, in cash			$ 63,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Additions to newbuildings		$ 15,200				$ 20,900
Number of newbuildings under constructuion | vessel		4										3
Committed amount		$ 137,600		$ 85,000
Golden Empress, Golden Enterprise and Golden Endeavour | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	3
Golden Spray, Golden Fast And Golden Furious
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel						3
Number of SPCs acquired | vessel						3
Value of share consideration paid in connection with purchase of vessel						$ 44,200
Working capital payment				$ 600	$ 600	600
Additions to newbuildings						68,400
Liquidated damages						2,500
Technical supervision and other costs						2,100
Transfers to vessels and equipment						116,400
Golden Spray, Golden Fast And Golden Furious | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel			3								3
Liquidated damages reimbursed						$ 2,200